Subsequent Events	12 Months Ended
Feb. 02, 2013
Subsequent Events

(12) Subsequent Events

From February 3, 2013 to March 28, 2013, the Company committed to 10 new store leases with terms of 10 years that have future minimum lease payments of approximately $14.9 million.